GENERAL (Details)	Dec. 31, 2019 carrier	Dec. 31, 2019 containership	Dec. 31, 2019 vessel	Dec. 31, 2019	Dec. 31, 2019 drilling_rig	Dec. 31, 2019 tanker	Dec. 31, 2018 vessel	Oct. 31, 2015 vessel
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of very large crude oil carriers owned	3					3
Number of Suezmax crude oil carriers owned	2
Number of Supramax drybulk carriers owned	5
Number of Handysize drybulk carriers owned	7
Number of Kamsarmax drybulk carriers owned	2
Number of Capesize drybulk carriers owned	8
Number of container vessels owned | vessel			45
Number of container vessels contracted to be chartered in | vessel			4				2	2
Number of vessels with finance lease liabilities		7	11				11
Number of car carriers	2
Number of jack-up drilling rigs owned | drilling_rig					1
Number of ultra-deepwater drilling units owned by wholly-owned subsidiaries accounted for using the equity method | drilling_rig					2
Number of offshore supply vessels owned			5	5
Number of chemical tankers owned | tanker						2
Number of oil product tankers contracted to be acquired | tanker						2
Number of VLCCs | vessel			3
Number of container vessels | vessel			3
Number of jack-up drilling rigs owned by wholly-owned subsidiaries account for using the equity method | drilling_rig					1